Retirement Benefits Plans - Additional Information (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefits expense	$ 156,072	$ 268,257
Defined Contribution Plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contribution percentage	6.00%